Expenses - Summary of General and Administrative Expenses (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Disclosure of expenses [Line Items]
Salaries and employees' benefits	$ 59,376	R$ 196,413	R$ 219,235	R$ 197,991
Information technology services	11,266	37,270	37,277	35,541
Amortization and depreciation	9,619	31,820	31,202	20,415
Consulting	4,141	13,700	10,477	9,743
Facilities expenses	4,712	15,589	15,430	13,383
Total general and administrative expenses	46,293	153,136	174,564	157,228
General and administrative expenses [member]
Disclosure of expenses [Line Items]
Salaries and employees' benefits	16,501	54,584	85,416	79,446
Operating lease	2,671	8,837	8,679	7,921
Information technology services	10,839	35,856	35,381	32,926
Amortization and depreciation	8,316	27,508	23,578	18,019
Consulting	3,841	12,706	10,477	9,743
Facilities expenses	917	3,033	3,313	2,764
Others	$ 3,208	R$ 10,612	R$ 7,720	R$ 6,409